Capital Stock - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jan. 31, 2017 shares	Dec. 31, 2015 $ / shares	Dec. 31, 2018 USD ($) vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 31, 2018 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Common stock, shares authorized (in shares)			585,000,000	385,000,000
Preferred stock, shares issued (in shares)			0	0
Preferred stock, shares outstanding (in shares)			0	0
Minimum percentage of common stock			15.00%
Conversion basis (in shares)			1
Stock based compensation expense | $			$ 1,220,000	$ 1,014,000	$ 872,000
Proceeds from issuance of common stock, net of offering costs (in shares)	2,155,172
Employee Stock Option
Class of Stock [Line Items]
Unrecognized compensation cost related to non-vested stock options granted | $			300,000	300,000	200,000
Stock based compensation expense | $			200,000	200,000	100,000
Intrinsic value of outstanding in-the-money stock options | $			0	0	0
Intrinsic value of exercisable stock options | $			$ 0	$ 0	$ 0
Weighted-average remaining life of options vested and expected to vest			8 years 1 month	8 years 4 months	8 years 6 months
Exercisable stock options with weighted-average remaining life			7 years 8 months	8 years	8 years 4 months
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)			300,000	300,000	400,000
Market value of restricted stock units | $			$ 300,000	$ 600,000	$ 1,500,000
2007 Long-Term Incentive Plan | Employee Stock Option
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (in dollars per share) | $ / shares			$ 0.35	$ 0.67	$ 0.87
Expected volatility rate			48.70%	50.20%	51.30%
Expected life (in years)			5 years	5 years	5 years
Dividend yield			5.50%	5.00%	7.80%
Risk-free interest rate			2.60%	2.10%	1.20%
General and Administrative Expense | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Share-based compensation expense recorded in general and administrative expenses | $			$ 700,000	$ 800,000	$ 1,400,000
Non Management Directors | 2007 Long-Term Incentive Plan | Employee Stock Option
Class of Stock [Line Items]
Grants in period (shares)			500,000	400,000	300,000
Exercise price of stock options granted (in dollars per share) | $ / shares			$ 1.22	$ 2.23	$ 3.74
Term of stock options (in years)			10 years
Officers and Certain Subsidiaries Employees | 2007 Long-Term Incentive Plan | Employee Stock Option
Class of Stock [Line Items]
Grants in period (shares)			700,000	500,000	200,000
Term of stock options (in years)			10 years
Vesting period (in years)			3 years
Officer | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)			3 years
Restricted stock units aggregate value, granted (in shares) | $			$ 900,000	$ 800,000	$ 1,000,000
2007 Long-Term Incentive Plan | Officer | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)			800,000	400,000	300,000
Maximum
Class of Stock [Line Items]
Dividend range under dividend policy		50.00%	50.00%
Minimum
Class of Stock [Line Items]
Dividend range under dividend policy		30.00%	30.00%
Dividends per quarter (USD per share) | $ / shares		$ 0.03				$ 0.03
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			485,000,000	285,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Votes per share owned | vote			1
Common stock, shares issued (in shares)			231,600,000	231,200,000
Common stock, shares outstanding (in shares)			231,600,000	231,200,000
Class A | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)			200,000	200,000	200,000
Class A | General and Administrative Expense
Class of Stock [Line Items]
Share-based compensation expense recorded in general and administrative expenses | $			$ 200,000.0	$ 0	$ 35,000
Class A | Non Management Directors | 2007 Long-Term Incentive Plan
Class of Stock [Line Items]
Shares issued (in shares)			168,029	0	9,358
Class A | 2007 Long-Term Incentive Plan
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)			10,000,000	4,000,000
Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Votes per share owned | vote			5
Maximum percentage of voting power			49.00%
Common stock, shares issued (in shares)			37,000,000	37,000,000
Common stock, shares outstanding (in shares)			37,000,000	37,000,000